Consolidated Statements of Income (Loss) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Profit or loss [abstract]
Revenue	$ 910,893	$ 902,932	$ 927,407
Operating expenses	(165,499)	(185,827)	(187,687)
Net revenue	745,394	717,105	739,720
Depreciation	(242,966)	(224,851)	(221,058)
Amortization	(23,277)	(24,305)	(26,330)
Other operating (losses) gains, net	(862)	743	5,902
Operating income	478,289	468,692	498,234
Interest expense	(258,261)	(237,786)	(200,144)
Loss on refinancing	(151,919)
Interest and other income	20,043	16,498	3,004
(Loss) gain on changes in fair value of financial instruments	(49,672)	(18,205)	60,306
Gain (loss) on foreign exchange	163,840	(259,079)	223,898
Income (loss) before tax	202,320	(29,880)	585,298
Tax expense	(15,122)	(61,056)	(80,245)
Net income (loss)	$ 187,198	$ (90,936)	$ 505,053